Vanguard Short-Term Treasury Index Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (99.6%)
United States Treasury Note/Bond	1.375%	4/30/21	1	1
United States Treasury Note/Bond	3.125%	5/15/21	2	2
United States Treasury Note/Bond	1.375%	5/31/21	29,243	29,581
United States Treasury Note/Bond	2.000%	5/31/21	1	1
United States Treasury Note/Bond	2.625%	6/15/21	254,795	261,165
United States Treasury Note/Bond	1.125%	6/30/21	119,522	120,698
United States Treasury Note/Bond	1.625%	6/30/21	35,000	35,536
United States Treasury Note/Bond	2.125%	6/30/21	246,221	251,337
United States Treasury Note/Bond	2.625%	7/15/21	109,340	112,295
United States Treasury Note/Bond	1.125%	7/31/21	184,920	186,884
United States Treasury Note/Bond	1.750%	7/31/21	58,975	60,035
United States Treasury Note/Bond	2.250%	7/31/21	115,778	118,528
United States Treasury Note/Bond	2.125%	8/15/21	124,659	127,541
United States Treasury Note/Bond	2.750%	8/15/21	75,000	77,297
United States Treasury Note/Bond	1.125%	8/31/21	165,038	166,921
United States Treasury Note/Bond	1.500%	8/31/21	106,000	107,723
United States Treasury Note/Bond	2.000%	8/31/21	61,394	62,775
United States Treasury Note/Bond	2.750%	9/15/21	142,121	146,807
United States Treasury Note/Bond	1.125%	9/30/21	106,739	108,056
United States Treasury Note/Bond	1.500%	9/30/21	36,817	37,455
United States Treasury Note/Bond	2.125%	9/30/21	47,600	48,820
United States Treasury Note/Bond	2.875%	10/15/21	170,165	176,441
United States Treasury Note/Bond	1.250%	10/31/21	267,285	271,337
United States Treasury Note/Bond	1.500%	10/31/21	45,274	46,116
United States Treasury Note/Bond	2.000%	10/31/21	212,990	218,447
United States Treasury Note/Bond	2.000%	11/15/21	2,150	2,207
United States Treasury Note/Bond	2.875%	11/15/21	226,210	235,082
United States Treasury Note/Bond	8.000%	11/15/21	21,340	23,751
United States Treasury Note/Bond	1.500%	11/30/21	66,000	67,300
United States Treasury Note/Bond	1.750%	11/30/21	28,142	28,802
United States Treasury Note/Bond	1.875%	11/30/21	143,315	146,965
United States Treasury Note/Bond	2.625%	12/15/21	258,635	268,334
United States Treasury Note/Bond	2.000%	12/31/21	122,715	126,223
United States Treasury Note/Bond	2.125%	12/31/21	95,165	98,079
United States Treasury Note/Bond	2.500%	1/15/22	88,430	91,746
United States Treasury Note/Bond	1.375%	1/31/22	163,415	166,683
United States Treasury Note/Bond	1.500%	1/31/22	140,150	143,216
United States Treasury Note/Bond	1.875%	1/31/22	84,182	86,549
United States Treasury Note/Bond	2.000%	2/15/22	31,394	32,365
United States Treasury Note/Bond	2.500%	2/15/22	204,035	212,101
United States Treasury Note/Bond	1.125%	2/28/22	678,665	690,012
United States Treasury Note/Bond	1.750%	2/28/22	10,063	10,338
United States Treasury Note/Bond	1.875%	2/28/22	38,419	39,554
United States Treasury Note/Bond	2.375%	3/15/22	10,055	10,449
United States Treasury Note/Bond	0.375%	3/31/22	44,200	44,373

United States Treasury Note/Bond	1.750%	3/31/22	187,467	192,857
United States Treasury Note/Bond	1.875%	3/31/22	159,973	164,923
United States Treasury Note/Bond	2.250%	4/15/22	1,190	1,236
United States Treasury Note/Bond	0.125%	4/30/22	934,915	934,186
United States Treasury Note/Bond	1.750%	4/30/22	2	2
United States Treasury Note/Bond	1.875%	4/30/22	603	623
United States Treasury Note/Bond	1.750%	5/15/22	15	15
United States Treasury Note/Bond	0.125%	5/31/22	110,795	110,726
United States Treasury Note/Bond	1.750%	5/31/22	243,986	251,611
United States Treasury Note/Bond	1.875%	5/31/22	27,695	28,630
United States Treasury Note/Bond	1.750%	6/15/22	180,605	186,419
United States Treasury Note/Bond	1.750%	6/30/22	109,879	113,450
United States Treasury Note/Bond	2.125%	6/30/22	38,359	39,911
United States Treasury Note/Bond	1.750%	7/15/22	117,220	121,102
United States Treasury Note/Bond	1.875%	7/31/22	190,280	197,237
United States Treasury Note/Bond	2.000%	7/31/22	159,880	166,176
United States Treasury Note/Bond	1.500%	8/15/22	233,220	240,035
United States Treasury Note/Bond	1.625%	8/15/22	105,922	109,299
United States Treasury Note/Bond	7.250%	8/15/22	2,525	2,916
United States Treasury Note/Bond	1.625%	8/31/22	176,910	182,631
United States Treasury Note/Bond	1.875%	8/31/22	54,582	56,654
United States Treasury Note/Bond	1.500%	9/15/22	83,389	85,917
United States Treasury Note/Bond	1.750%	9/30/22	61,750	63,998
United States Treasury Note/Bond	1.875%	9/30/22	87,452	90,896
United States Treasury Note/Bond	1.375%	10/15/22	178,493	183,512
United States Treasury Note/Bond	1.875%	10/31/22	83,679	87,105
United States Treasury Note/Bond	2.000%	10/31/22	57,966	60,502
United States Treasury Note/Bond	1.625%	11/15/22	268,775	278,265
United States Treasury Note/Bond	2.000%	11/30/22	220,045	229,982
United States Treasury Note/Bond	1.625%	12/15/22	259,115	268,588
United States Treasury Note/Bond	2.125%	12/31/22	75,640	79,422
United States Treasury Note/Bond	1.500%	1/15/23	166,770	172,504
United States Treasury Note/Bond	1.750%	1/31/23	77,905	81,131
United States Treasury Note/Bond	2.375%	1/31/23	34,680	36,701
United States Treasury Note/Bond	1.375%	2/15/23	257,135	265,412
United States Treasury Note/Bond	2.000%	2/15/23	210,510	220,772
United States Treasury Note/Bond	1.500%	2/28/23	130,902	135,586
United States Treasury Note/Bond	2.625%	2/28/23	130,730	139,431
United States Treasury Note/Bond	0.500%	3/15/23	171,225	172,696
United States Treasury Note/Bond	1.500%	3/31/23	86,870	90,087
United States Treasury Note/Bond	2.500%	3/31/23	112,955	120,297
United States Treasury Note/Bond	0.250%	4/15/23	344,820	345,413
United States Treasury Note/Bond	1.625%	4/30/23	45,230	47,103
United States Treasury Note/Bond	2.750%	4/30/23	25,400	27,281
United States Treasury Note/Bond	0.125%	5/15/23	354,615	353,895
United States Treasury Note/Bond	1.750%	5/15/23	84,815	88,684
United States Treasury Note/Bond	1.625%	5/31/23	36,775	38,344
United States Treasury Note/Bond	2.750%	5/31/23	73,015	78,560
United States Treasury Note/Bond	1.375%	6/30/23	39,575	40,997
United States Treasury Note/Bond	2.625%	6/30/23	25,960	27,883
Total U.S. Government and Agency Obligations (Cost $12,101,148)				12,307,531

		Shares
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund
(Cost $21,221)	0.307%	212,314	21,231
Total Investments (99.8%) (Cost $12,122,369)			12,328,762
Other Assets and Liabilities -Net (0.2%)			24,810
Net Assets (100%)			12,353,572
Cost is in $000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to rep resent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
U.S. Government and Agency Obligations	—	12,307,531	—	12,307,531
Temporary Cash Investments	21,231	—	—	21,231
Total	21,231	12,307,531	—	12,328,762